Mineral properties consisted of the following claims (Tables)	12 Months Ended
Jan. 31, 2014
Mineral properties consisted of the following claims:
Mineral properties consisted of the following claims	Mineral properties consisted of the following:
	October 31, 2013	January 31, 2013

Cherry Creek Claim	$174,013	$21,291
Idaho Claim	750,000	-
Less impairment	(750,000)	-

Total	$174,013	$21,291